Northern Lights Fund Trust

     Grant Park Multi-Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for Grant Park Multi-Alternatives Strategies Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 2, 2014, (SEC Accession No. 0000910472-14-002466).